Financing Costs And Income - Schedule of Financing Costs and Financing Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Financing Costs and Financing Income [abstract]
Interest on long-term debt	$ 164.2	$ 166.7
Transaction costs on long-term debt	12.6	0.0
Interest on lease liabilities	9.8	8.1
Net interest on employee future benefit liabilities	7.8	6.1
Interest and commitment fees on revolving credit facilities	6.8	9.2
Other	10.7	8.1
Financing costs	211.9	198.2
Financing income	(11.0)	(8.0)
Total	$ 200.9	$ 190.2